Document and Entity Information	Sep. 01, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 01, 2021
Entity Registrant Name	Offerpad Solutions Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39641
Entity Tax Identification Number	85-2800538
Entity Address, Address Line One	2150 E. German Road
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85286
City Area Code	844
Local Phone Number	388-4539
Entity Information, Former Legal or Registered Name	Supernova Partners Acquisition Company, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001825024
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	4301 50th Street NW
Entity Address, Address Line Two	Suite 300
Entity Address, Address Line Three	PMB 1044
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20016
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	OPAD
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A common stock, at an exercise price of $11.50 per share
Trading Symbol	OPADWS
Security Exchange Name	NYSE